CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₽ in Millions, $ in Millions	Priority Share Issued and Outstanding Adjustments from Adoption shares	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding Adjustments from Adoption RUB (₽) shares	Ordinary Shares Issued and Outstanding RUB (₽) shares	Ordinary Shares Issued and Outstanding USD ($) shares	Treasury shares at cost Adjustments from Adoption RUB (₽)	Treasury shares at cost RUB (₽)	Treasury shares at cost USD ($)	Additional Paid-In Capital Adjustments from Adoption RUB (₽)	Additional Paid-In Capital ASU 2020-06 RUB (₽)	Additional Paid-In Capital RUB (₽)	Additional Paid-In Capital USD ($)	Accumulated Other Comprehensive Income/(Loss) Adjustments from Adoption RUB (₽)	Accumulated Other Comprehensive Income/(Loss) RUB (₽)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Retained Earnings Adjustments from Adoption RUB (₽)	Retained Earnings ASU 2020-06 RUB (₽)	Retained Earnings RUB (₽)	Retained Earnings USD ($)	Non-controlling interests Adjustments from Adoption RUB (₽)	Non-controlling interests RUB (₽)	Non-controlling interests USD ($)	Redeemable Non-controlling interest Adjustments from Adoption RUB (₽)	Redeemable Non-controlling interest RUB (₽)	Adjustments from Adoption RUB (₽)	ASU 2020-06 RUB (₽)	RUB (₽)	USD ($)
Balance at beginning of period at Dec. 31, 2020				₽ 278			₽ (6)				₽ 160,857			₽ 17,923				₽ 145,789			₽ 20,094						₽ 344,935
Balance (in shares) at Dec. 31, 2020 | shares				354,210,532	354,210,532
Balance (in shares) at Dec. 31, 2020 | shares		1
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense											20,926																20,926
Exercise of share options											1,150																1,150
Exercise of share options (in shares) | shares				5,719,175	5,719,175
Tax withholding related to exercise of share awards											(242)																(242)
Repurchases of shares (Note 14)							(6,960)																				(6,960)
Repurchases of shares (Note 14) (in shares) | shares				(1,226,355)	(1,226,355)
Reissue of shares for options exercised							4,241				(4,241)
Repurchase of share options											818							15						₽ (1,921)			833
Other				₽ 3			(3)				879			(2)				(24)			(47)						806
Net income / (loss)																		(14,669)			16						(14,653)
Foreign currency translation adjustment														(2,172)							58						(2,114)
Transaction with Uber (Note 3)											(67,205)			444							(6,241)						(73,002)
Change in redemption value of redeemable noncontrolling interests																		377									377
Balance at end of period at Dec. 31, 2021			₽ 281	₽ 281		₽ (2,728)	(2,728)		₽ 104,369	₽ (8,573)	112,942		₽ 16,193	16,193		₽ 133,999	₽ 2,511	131,488		₽ 13,880	13,880		₽ 869		₽ 265,994	₽ (6,062)	272,056
Balance (in shares) at Dec. 31, 2021 | shares	1	1
Balance (in shares) at Dec. 31, 2021 | shares			358,703,352	358,703,352	358,703,352
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense											6,997																6,997
Restructuring of convertible debt (Note 13)											9,341																9,341
Exercise of share options (in shares) | shares				237,138	237,138
Tax withholding related to exercise of share awards											(25)																(25)
Reissue of shares for options exercised							1,335				(1,335)
Repurchase of share options											(5)							(101)						(504)			(106)
Issue of new shares				₽ 1							(1)
Issue of new shares (in shares) | shares				2,541,791	2,541,791
Other											123										(61)			(31)			62
Net income / (loss)																		39,465			8,150						47,615
Foreign currency translation adjustment														8,065							(99)						7,966
Change in redemption value of redeemable noncontrolling interests																		334						₽ (334)			334
Balance at end of period at Dec. 31, 2022				₽ 282			(1,393)				119,464			24,258				173,697			21,870						338,178
Balance (in shares) at Dec. 31, 2022 | shares		1
Balance (in shares) at Dec. 31, 2022 | shares				361,482,281	361,482,281
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense											8,710																8,710
Other											(5,480)							10			(195)						(5,665)
Net income / (loss)																		19,870			1,905						21,775
Foreign currency translation adjustment														(9,329)							(40)						(9,369)
Transaction with Uber (Note 3)											(35,459)			1,646							(23,524)						(57,337)
Balance at end of period at Dec. 31, 2023				₽ 282	$ 3.1		₽ (1,393)	$ (15.5)			₽ 87,235	$ 972.6		₽ 16,575	$ 184.9			₽ 193,577	$ 2,158.3		₽ 16	$ 0.2					₽ 296,292	$ 3,303.6
Balance (in shares) at Dec. 31, 2023 | shares		1
Balance (in shares) at Dec. 31, 2023 | shares				361,482,281	361,482,281